Segment Information and Sales to Significant Customers (Tables)	12 Months Ended
Sep. 30, 2019
Segment Reporting [Abstract]
Summary of Revenue by Geographic Area

The following is a summary of revenue and long-lived assets by geographic area. Revenue is attributed to geographic region based on the location of the customers.

	Year Ended September 30,
	2019	2018	2017
Revenue
North America (mainly United States)	$2,582,719	$2,550,234	$2,546,290
Europe	598,731	572,196	488,932
Rest of the world	905,219	852,407	831,933

Total	$4,086,669	$3,974,837	$3,867,155

Summary of Long-Lived Assets by Geographic Area

	As of September 30,
	2019	2018
Long-lived Assets(1)
Europe	$206,086	$187,884
North America	95,876	88,251
Rest of the world:
Israel	168,493	161,726
India	36,546	37,239
Others	18,313	21,485

Total	$525,314	$496,585

(1)	Property and equipment, net.

Revenue by Nature of Activities

Revenue by nature of activities

	Year Ended September 30,
	2019	2018	2017
Managed services arrangements	$2,246,279	$2,051,589	$2,005,382
Others	1,840,390	1,923,248	1,861,773

Total	$4,086,669	$3,974,837	$3,867,155